Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund	Dec. 30, 2022
Fidelity Europe Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.83%
Past 5 years	10.97%
Past 10 years	9.33%
Fidelity Europe Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.59%
Past 5 years	8.92%
Past 10 years	8.16%
Fidelity Europe Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.89%
Past 5 years	8.27%
Past 10 years	7.45%
MS002
Average Annual Return:
Past 1 year	16.59%
Past 5 years	10.43%
Past 10 years	8.46%